Offerings - Offering: 1	Jan. 28, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 685,337,206.50
Amount of Registration Fee	$ 94,645.07
Offering Note	N/A